General (LATAM Transaction) (Narrative) (Details) (USD $)					12 Months Ended				12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 LATAM [Member] item	Dec. 31, 2013 A350-900 Aircraft [Member] LATAM [Member] item	Dec. 31, 2013 Boeing 787-9 Aircraft [Member] LATAM [Member] item	Dec. 31, 2013 Boeing 787-8 Aircraft [Member] LATAM [Member] item	Dec. 31, 2013 A330 Aircraft [Member] LATAM [Member] item
Variable Interest Entity [Line Items]
Purchase and leaseback agreement					$ 2,600,000,000
Number of aircraft	236				25	9	4	2	10
Average age of aircraft									4 years
Payments for (Proceeds from) Productive Assets					659,000,000
Amount allocated to flight equipment held for operating leases					577,000,000
Prepayments on flight equipment	$ 223,815,000	$ 53,594,000	[1]	$ 96,000,000	$ 82,000,000
Number of aircraft to be delivered					15

[1]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.